ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

Nathan D. Briggs
December 23, 2016	T +1 202 626 3909
F +1 202 383 9308 nathan.briggs@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)

File Nos. 333-164298 and 811-22378

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the Prospectus and Statement of Additional Information for DoubleLine Shiller Enhanced International CAPE®, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 55 to the Trust’s Registration Statement under the Securities Act and Amendment No. 60 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 55/60”), as filed electronically with the Commission on December 21, 2016. Amendment No. 55/60 became effective on December 23, 2016.

Please direct any questions regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely,

/s/ Nathan D. Briggs

Nathan D. Briggs

cc:	Mr. Ronald R. Redell
Timothy W. Diggins, Esq.
Jeremy C. Smith, Esq.